October 7, 2016

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	StrongVest ETF Trust

Ladies and Gentlemen:

On behalf of StrongVest ETF Trust (the “Trust”), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, its Registration Statement on Form N-1A.  The Trust will concurrently file Form N-8A. On September 20, 2016, the Trust, StrongVest Global Advisors, LLC and Quasar Distributors, LLC filed an application (File No. 812-14701-01) requesting relief with respect to future series of the Trust that are actively-managed exchange-traded funds such as the fund described in the Trust’s Registration Statement.

If you have any questions concerning this filing, please contact Bibb Strench at 202-973-2727 or John Domaschko at 513-352-6559.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP